Nature and Continuance of Operations (Details Narrative) - USD ($)	3 Months Ended
	Oct. 31, 2019	Jul. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Jul. 31, 2017	May 31, 2004
State of incorporation	Delaware
Entity Incorporation, Date of Incorporation	Nov. 05, 1998
Cash and cash equivalents	$ 6,898,235	$ 9,004,716	$ 100,481	$ 324,837	$ 366,584
Working capital deficit	$ 8,288,767
Kaleidoscope Venture Capital, Inc
Ownership percentage						100.00%